Financing Expenses (Income), Net (Tables)	12 Months Ended
Dec. 31, 2024
Financing Expenses (Income), Net [Abstract]
Schedule of Financing Expenses (Income), Net
	Year ended December 31
	2024	2023	2022

Change in fair value of convertible advance investment	$-	$(269)	$70
Change in fair value of derivative warrant liability	577	(66)	-
Amortization of discount and accrued interest relating to straight loan received from commercial banks	106	157	102
Change in estimation of maturity date of liability to controlling shareholder	-	12	-
Discount amortization relating to liability to controlling shareholder	10	48	40
Interest due to bank deposits	(599)	(97)	-
Exchange rate differences and other finance expenses	(2)	(7)	(47)
	$92	$(222)	$165